Recent Accounting Pronouncements and Changes to Accounting Policies - Consolidated Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net income	$ 361.5	$ 316.5	[1]
Deferred income taxes	(42.4)	(50.4)	[1]
Trade and other payables and other accruals	(59.6)	(59.6)	[1]
Net cash flows from operating activities	603.1	520.0	[1]
Repayment of notes payable and other financing obligations	(101.1)	(27.7)	[1]
Net cash flows used in financing activities	$ (152.1)	(109.3)	[1]
Previously stated
Disclosure of detailed information about financial instruments [line items]
Net income		331.2
Deferred income taxes		(45.6)
Trade and other payables and other accruals		(54.4)
Net cash flows from operating activities		544.7
Repayment of notes payable and other financing obligations		(52.4)
Net cash flows used in financing activities		(134.0)
Increase (Decrease)
Disclosure of detailed information about financial instruments [line items]
Net income		(14.7)
Deferred income taxes		(4.8)
Trade and other payables and other accruals		(5.2)
Net cash flows from operating activities		(24.7)
Repayment of notes payable and other financing obligations		24.7
Net cash flows used in financing activities		$ 24.7

[1]	Revised for change in accounting policy (see Note 6.c)